Trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables.
Trade receivables, net of expected credit loss allowance, Current	£ 1,642	£ 1,588
Total trade receivables, net of expected credit loss allowance	1,642	1,588
Other prepayments and accrued income, Current	122	114
Total other prepayments and accrued income	122	114
Employee loans and advances, Current	9	6
Total employee loans and advances	9	6
VAT receivable, Current	129	151
Total VAT receivable	129	151
Other third-party receivables, Current	156	196
Other third-party receivables, Non-Current	37	71
Total other third-party receivables	193	267
Trade and other receivables, Current	2,058	2,055
Trade and other receivables, non-current	37	71
Total trade and other receivables	£ 2,095	£ 2,126